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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

 READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.


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1.   Name and address of issuer:

     Well Fargo Funds Trust
     111 Center Street
     Little Rock, AR 72201

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2.   The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):                                                               [ ]


     CALIFORNIA TAX-FREE MONEY MARKET CLASS A
     CALIFORNIA TAX-FREE MONEY MARKET SERVICE CLASS
     CALIFORNIA TAX-FREE MONEY MARKET TRUST CLASS A
     CASH INVESTMENT MONEY MARKET SERVICE CLASS
     CASH INVESTMENT MONEY MARKET INSTITUTIONAL CLASS
     GOVERNMENT MONEY MARKET CLASS A
     GOVERNMENT MONEY MARKET SERVICE CLASS
     MINNESOTA MONEY MARKET FUND CLASS A
     MONEY MARKET CLASS A
     MONEY MARKET CLASS B
     MONEY MARKET TRUST CLASS A
     NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET SERVICE CLASS
     NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET INSTITUTIONAL CLASS NATIONAL TAX-FREE MONEY MARKET CLASS A
     NATIONAL TAX-FREE MONEY MARKET TRUST CLASS A
     OVERLAND EXPRESS SWEEP CLASS A
     PRIME INVESTMENT MONEY MARKET SERVICE CLASS
     TREASURY PLUS INSTITUTIONAL MONEY MARKET SERVICE CLASS
     TREASURY PLUS INSTITUTIONAL MONEY MARKET INSTITUTIONAL CLASS
     TREASURY PLUS MONEY MARKET CLASS A
     100% TREASURY MONEY MARKET FUND CLASS A
     100% TREASURY MONEY MARKET FUND SERVICE CLASS
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3.   Investment Company Act File Number:

                                   811-09253

     Securities Act File Number:

                                   333-74295
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4(a). Last day of fiscal year for which this Form is filed:

                                    3/31/01


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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.


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4(c). [ ] Check box if this is the last time the issuer will be filing this
          Form.




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

5. Calculation of registration fee:
   (i)    Aggregate sale price of securities sold during
          the fiscal year pursuant to section 24(f):              $331,948,590,950
                                                                   ---------------

   (ii)   Aggregate price of securities redeemed or
          repurchased during the fiscal year:             $320,797,784,758
                                                           ---------------

   (iii)  Aggregate price of securities redeemed or
          repurchased during any prior fiscal year
          ending no earlier than October 11, 1995 that
          were not previously used to reduce
          registration fees payable to the Commission:    $  3,492,694,769
                                                           ---------------

   (iv)   Total available redemption credits [add
          Items 5(ii) and 5(iii):                                 $324,290,479,527
                                                                   ---------------

   (v)    Net sales -- if Item 5(i) is greater than
          Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:        $  7,658,111,423
                                                                   ---------------

   (vi)   Redemption credits available for use in future
          years -- if Item 5(i) is less than Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:            $            (0)
                                                           ---------------

   (vii)  Multiplier for determining registration fee
          (See Instruction C.9):                                 x          .00025
                                                                   ---------------

   (viii) Registration fee due [multiply Item 5(v) by Item
          5(vii)] (enter "0" if no fee is due):                  =$   1,914,527.86
                                                                   ===============

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6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: _______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________.


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7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                   +$          0
                                                                     -----------


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8.   Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:

                                                                  =$1,914,527.86
                                                                    ============


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9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:


          Method of Delivery: June 27, 2001

                            [X]  Wire Transfer
                            [ ]  Mail or other means


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

                                  SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:



   By (Signature and Title)*        /s/ KARLA M. REBUSCH
                                   --------------------------------------------
                                    Treasurer
                                   --------------------------------------------


   Date  June 26, 2001
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 *Please print the name and title of the signing officer below the signature.